Taxation - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net unpaid loss reserve discount	$ 111,584	$ 90,262
Net unearned premiums	80,434	72,752
Compensation liabilities	94,013	77,578
Net operating loss	181,295	49,834
Investment adjustments	14,399	13,022
Pension	10,370	8,114
Bad debt reserve	7,425	6,626
Amortizable goodwill	5,396	6,694
Net unrealized depreciation on investments	5,051	1,484
Stock options	16,192	11,985
Depreciation	13,299	7,599
Net realized capital losses	98,756	97,189
Deferred intercompany capital losses	26,164	57,427
Untaxed Lloyd's result	3,769	7,254
Deferred acquisition costs	31,133	11,386
Currency translation adjustments	6,280	0
Other	24,977	2,282
Deferred tax asset, gross of valuation allowance	730,537	521,488
Valuation allowance	276,301	207,062
Deferred Tax Assets, net of valuation allowance	454,236	314,426
Deferred tax liabilities:
Net unrealized appreciation on investments	51,010	63,642
Unremitted earnings	3,739	5,125
Deferred acquisition costs	8,308	2,737
Currency translation adjustments	1,210	3,969
Regulatory reserves	64,352	65,965
Investment adjustment	6,373	12,061
Untaxed Lloyd's result	0	11,422
Depreciation expense	11,500	0
Syndicate capacity	92,756	0
Intangible assets	40,126	0
Other	13,202	11,260
Deferred tax liability	292,576	176,181
Net deferred tax assets	$ 161,660	$ 138,245